Stock-Based Compensation (Summary of Information about Stock Options Outstanding and Exercisable) (Details) - Stock Options [Member]	12 Months Ended
Aug. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	409,763
Number Vested and Exercisable | shares	346,164
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	36,004
Remaining Contractual Life	9 years 6 months 7 days
Weighted-Average Exercise Price	$ 4.00
Number Vested and Exercisable | shares	187
Remaining Contractual Life	8 years 9 months 4 days
Weighted-Average Exercise Price	$ 5.06
Exercise Price 1 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	1.96
Exercise Price 1 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 5.06
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	137,803
Remaining Contractual Life	5 years 3 months 4 days
Weighted-Average Exercise Price	$ 12.24
Number Vested and Exercisable | shares	134,754
Remaining Contractual Life	5 years 2 months 8 days
Weighted-Average Exercise Price	$ 12.30
Exercise Price 2 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	7.26
Exercise Price 2 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 15.60
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	56,831
Remaining Contractual Life	3 years 6 months
Weighted-Average Exercise Price	$ 29.53
Number Vested and Exercisable | shares	50,326
Remaining Contractual Life	2 years 11 months 12 days
Weighted-Average Exercise Price	$ 29.83
Exercise Price 3 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	26.24
Exercise Price 3 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 32.40
Exercise Price 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	103,286
Remaining Contractual Life	3 years 8 months 1 day
Weighted-Average Exercise Price	$ 54.93
Number Vested and Exercisable | shares	102,719
Remaining Contractual Life	3 years 7 months 24 days
Weighted-Average Exercise Price	$ 54.91
Exercise Price 4 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	45.68
Exercise Price 4 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 61.60
Exercise Price 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	75,839
Remaining Contractual Life	6 years 3 months 4 days
Weighted-Average Exercise Price	$ 113.77
Number Vested and Exercisable | shares	58,178
Remaining Contractual Life	6 years 2 months 26 days
Weighted-Average Exercise Price	$ 114.68
Exercise Price 5 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	96.80
Exercise Price 5 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 137.28